UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06404)

American Strategic Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/11

Date of reporting period: 05/31/11

Schedule of Investments    |    May 31, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

Item 1. Schedule of Investments.

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 50.5%
Commercial Loans — 37.6%
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17ß	6/14/07	$1,866,145	$1,866,145	$1,959,452
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,374,228	1,374,228	1,211,166
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12ß	6/11/02	1,833,827	1,833,827	1,852,169
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17ß ¶	6/28/07	1,250,000	1,250,000	1,312,500
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17ß ¶	6/28/07	2,000,000	2,000,000	2,020,000
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15ß	2/28/06	1,613,186	1,613,186	1,661,581
Naples Boat Club, Naples, FL, 6.43%, 1/1/17ß	12/28/06	1,588,857	1,588,857	1,668,300
Palace Court, Santa Fe, NM, 5.38%, 1/1/13ß	10/2/06	1,858,913	1,858,913	1,337,959
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13ß ¶	8/3/06	1,900,000	1,900,000	1,938,000
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/18ß	12/23/05	1,330,218	1,330,218	1,396,729
Stephens Center, Missoula, MT, 6.88%, 9/1/15ß	4/20/06	1,734,415	1,734,415	1,821,136
The Storage Place, Marana, AZ, 6.65%, 1/1/13 ¶ t	12/20/07	3,200,000	3,200,000	2,060,800

			21,549,789	20,239,792

Multifamily Loans — 12.2%
Forest Club Apartments, Dallas, TX, 11.88%, 8/1/10 ¶ §	4/19/06	1,720,000	1,720,000	1,585,106
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11ß	6/3/04	1,118,752	1,118,752	902,383
Park Hollywood, Portland, OR, 7.38%, 6/1/12ß	5/31/02	1,059,197	1,059,197	1,080,381
Spring Creek Gardens, Plano, TX, 5.63%, 8/1/15 ¶	12/22/05	2,071,579	2,068,467	2,071,579
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/11 §	2/21/03	791,209	791,209	791,209
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/11 §	2/21/03	149,773	149,773	136,577

			6,907,398	6,567,235

Single Family Loans — 0.7%
American Portfolio, 1 loan, California, 3.00%, 1/1/17	7/18/95	14,785	14,084	14,657
Anivan, 1 loan, Maryland, 3.00%, 10/1/15	6/14/96	50,546	50,872	51,048
Bank of New Mexico, 1 loan, New Mexico, 3.75%, 2/1/18 t	5/31/96	26,196	26,196	26,948
Bluebonnet Savings & Loan, 4 loans, Texas, 3.58%, 11/24/14	5/22/92	52,179	52,179	52,787
Fairbanks, 1 loan, Utah, 4.50%, 11/1/18	5/21/92	14,943	12,683	15,362
Knutson Mortgage Portfolio I, 2 loans, Maine and Montana, 9.52%, 2/3/18	2/26/92	104,577	99,790	107,714
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 8/1/19	9/9/92	36,518	34,692	37,613
Nomura III, 2 loans, California & New York, 5.21%, 8/18/18	9/29/95	48,587	43,920	50,045
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 1/1/17	2/21/92	24,950	20,450	25,699

			354,866	381,873

Total Whole Loans			28,812,053	27,188,900

Corporate Note ¥ ¶ — 6.7%
Fixed Rate — 6.7%
Stratus Properties V, 8.75%, 12/31/14	6/1/07	3,500,000	3,500,000	3,605,000

U.S. Government Agency Mortgage-Backed Securities — 13.4%
Fixed Rate — 13.4%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231á		244,662	248,716	265,390
9.00%, 7/1/30, #C40149		60,230	61,452	71,290
5.00%, 5/1/39, #G05430á		1,215,309	1,246,004	1,294,708
Federal National Mortgage Association,
6.00%, 10/1/16, #610761á		101,573	102,515	111,097
5.00%, 7/1/18, #724954á		747,555	746,991	807,282
6.50%, 6/1/29, #252497á		79,127	78,724	89,828
7.50%, 3/1/30, #495694		35,515	35,075	40,022
7.50%, 5/1/30, #535289á		21,437	20,888	25,076

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶
8.00%, 5/1/30, #538266a	$7,122	$7,054	$8,357
6.00%, 5/1/31, #535909a	145,976	146,614	162,177
6.50%, 11/1/31, #613339a	81,514	82,909	92,538
5.50%, 7/1/33, #720735a	1,042,779	1,032,984	1,136,517
5.00%, 7/1/39, #935588a	606,680	620,556	646,772
4.00%, 12/1/40, #AB1959a	1,185,588	1,182,202	1,195,429
4.00%, 1/1/41, #MA0614a	1,286,503	1,273,206	1,297,182

Total U.S. Government Agency Mortgage-Backed Securities		6,885,890	7,243,665

Commercial Mortgage-Backed Securities ¶ — 29.3%
Other — 29.3%
Bear Stearns Commercial Mortgage Securities,
5.72%, 9/11/38, Series 2006-PW12, Class A4 Δ	1,200,000	989,511	1,338,092
5.69%, 6/11/50, Series 2007-PW17, Class A4	1,985,000	1,777,135	2,191,662
5.74%, 9/11/42, Series 2007-T28, Class A4	1,200,000	949,263	1,347,288
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.22%, 7/15/44, Series 2005-CD1, Class A4 ß Δ	2,357,000	1,550,525	2,590,340
5.89%, 11/15/44, Series 2007-CD5, Class A4 Δ	1,550,000	1,451,542	1,720,313
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,900,000	2,057,479	3,166,850
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41 Δ	1,875,000	1,406,866	2,120,705
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65%, 6/11/42 Δ	1,160,000	944,418	1,303,802

Total Commercial Mortgage-Backed Securities		11,126,739	15,779,052

Preferred Stocks — 31.0%
Real Estate Investment Trusts — 31.0%
BRE Properties, Series C	30,150	599,080	765,056
BRE Properties, Series D	2,400	47,688	60,000
Developers Diversified Realty, Series H	12,060	247,230	305,269
Developers Diversified Realty, Series I	1,950	40,658	49,160
Duke Realty, Series J	2,100	52,246	50,859
Duke Realty, Series L	8,750	167,300	212,879
Duke Realty, Series M	26,120	532,400	657,897
Duke Realty, Series O	20,300	479,080	556,829
Equity Residential Properties, Series K	10,000	557,500	547,188
Equity Residential Properties, Series N b	28,800	557,520	722,275
Health Care Properties, Series E	19,000	470,630	482,600
Health Care Properties, Series F	14,000	343,700	357,000
Kimco Realty, Series G	50,700	1,320,735	1,353,183
National Retail Properties, Series C	25,000	527,500	634,375
ProLogis Trust, Series F	26,975	636,199	663,019
ProLogis Trust, Series G	3,800	79,800	93,556
ProLogis Trust, Series L	35,060	801,940	842,537
ProLogis Trust, Series M	5,600	139,850	138,320
PS Business Parks, Series H b	22,060	389,700	557,677
PS Business Parks, Series I b	4,240	83,401	106,674
PS Business Parks, Series M b	12,060	248,436	304,515
PS Business Parks, Series P b	3,750	71,887	94,336
PS Business Parks, Series R	9,500	234,175	239,020
Public Storage, Series A b	6,000	144,291	150,780
Public Storage, Series C b	5,000	100,000	126,400
Public Storage, Series E b	14,200	263,000	360,964
Public Storage, Series F b	9,300	231,105	233,142
Public Storage, Series I	3,856	83,868	98,208
Public Storage, Series K b	8,000	174,000	205,500
Public Storage, Series X b	3,000	74,330	75,330
Public Storage, Series Z b	11,500	282,309	287,270

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶
Realty Income, Series D ß	20,500	$546,185	$530,437
Realty Income, Series E ß	37,060	714,246	935,765
Regency Centers, Series C	22,060	482,737	555,030
Regency Centers, Series E	24,060	483,600	584,899
Simon Property Group, Series J	11,000	511,500	667,562
UDR, Series G	22,000	506,000	550,689
Vornado Realty Trust, Series E ß	4,800	121,338	125,550
Vornado Realty Trust, Series G	30,000	483,000	743,970
Weingarten Realty Investors, Series F	25,500	608,175	641,325

Total Preferred Stocks		14,438,339	16,667,045

Total Unaffiliated Investments		64,763,021	70,483,662

Short-Term Investment — 1.7%

First American Prime Obligations Fund, Class Z, 0.04% W	897,662	897,662	897,662

Total Investments ▲ — 132.6%		$65,660,683	$71,381,324

Other Assets and Liabilities, Net — (32.6)%			(17,534,568)

Total Net Assets — 100.0%			$53,846,756

¶	The fund’s investments in whole loans (single family, multifamily and commercial) are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. USBAM has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of May 31, 2011, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2011, the total fair value of these securities was $30,793,900 or 57.2% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2011. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2011.

ß	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On May 31, 2011, securities valued at $25,755,649 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$8,600,000	5.00%	$38,222
2,400,000	5.00%	10,667

$11,000,000		$48,889

*	Interest rate as of May 31, 2011. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.

Description of collateral:

Whole Loans

Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17, $1,866,145 par

Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11, $1,118,752 par

Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12, $1,833,827 par

La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17, $1,250,000 par

La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17, $2,000,000 par

Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15, $1,613,186 par

Naples Boat Club, Naples, FL, 6.43%, 1/1/17, $1,588,857 par

Palace Court, Santa Fe, NM, 5.38%, 1/1/13, $1,858,913 par

Par 3 Office Building, Bend, OR, 6.63%, 8/1/13, $1,900,000 par

Park Hollywood, Portland, OR, 7.38%, 6/1/12, $1,059,197 par

Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/18, $1,330,218 par

Stephens Center, Missoula, MT, 6.88%, 9/1/15, $1,734,415 par

Commercial Mortgage-Backed Security

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.22%, 7/15/44, $2,357,000 par

Preferred Stocks

Equity Residential Properties, Series N, 4,800 shares

PS Business Parks, Series H, 22,060 shares

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

PS Business Parks, Series I, 4,240 shares

PS Business Parks, Series M, 12,060 shares

PS Business Parks, Series P, 3,750 shares

Public Storage, Series A, 6,000 shares

Public Storage, Series C, 5,000 shares

Public Storage, Series E, 14,200 shares

Public Storage, Series F, 9,300 shares

Public Storage, Series K, 8,000 shares

Public Storage, Series X, 3,000 shares

Public Storage, Series Z, 11,500 shares

Realty Income, Series D, 20,500 shares

Realty Income, Series E, 37,060 shares

Vornado Realty Trust, Series E, 4,800 shares

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $8,600,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $2,400,000. Loans made under the loan agreement are secured by whole loans, commercial mortgage-backed securities, and preferred stocks in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2011.

♦	Loan is currently in default with regards to scheduled interest and/or principal payments.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Δ	Variable Rate Security - rate shown is the net coupon rate in effect as of May 31, 2011.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2011, securities valued at $7,132,353 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$6,721,745	5/11/11	0.25%	6/10/11	$980	(1)

*	Interest rate as of May 31, 2011. Rate is based on LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $244,662 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,215,309 par

Federal National Mortgage Association, 6.00%, 10/1/16, $101,573 par

Federal National Mortgage Association, 5.00%, 7/1/18, $747,555 par

Federal National Mortgage Association, 6.50%, 6/1/29, $79,127 par

Federal National Mortgage Association, 7.50%, 5/1/30, $21,437 par

Federal National Mortgage Association, 8.00%, 5/1/30, $7,122 par

Federal National Mortgage Association, 6.00%, 5/1/31, $145,976 par

Federal National Mortgage Association, 6.50%, 11/1/31, $81,514 par

Federal National Mortgage Association, 5.50%, 7/1/33, $1,042,779 par

Federal National Mortgage Association, 5.00%, 7/1/39, $606,680 par

Federal National Mortgage Association, 4.00%, 12/1/40, $1,185,588 par

Federal National Mortgage Association, 4.00%, 1/1/41, $1,286,503 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

W	Investment in affiliated security. This money market fund is advised by USBAM, which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2011.

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

▲	On May 31, 2011, the cost of investments for federal income tax purposes was approximately $65,660,683. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,937,293
Gross unrealized depreciation	(2,216,652)

Net unrealized appreciation	$5,720,641

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2011, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$27,188,900	$27,188,900
Corporate Note	—	—	3,605,000	3,605,000
U.S. Government Agency Mortgage-Backed Securities	—	7,243,665	—	7,243,665
Commercial Mortgage-Backed Securities	—	15,779,052	—	15,779,052
Preferred Stocks	16,667,045	—	—	16,667,045
Short-Term Investment	897,662	—	—	897,662

Total Investments	$17,564,707	$23,022,717	$30,793,900	$71,381,324

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Total Fair Value
Balance as of August 31, 2010	$31,982,607	$3,605,000	$35,587,607
Realized gain (loss)	1,827	—	1,827
Net change in unrealized appreciation or depreciation	(1,412,055)	—	(1,412,055)
Net purchases (sales)	(3,383,479)	—	(3,383,479)

Balance as of May 31, 2011	$27,188,900	$3,605,000	$30,793,900

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2011	$(1,412,055)	$—	$(1,412,055)

During the period ended May 31, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 25, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 25, 2011